As filed with the Securities and Exchange Commission on May 31,  2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

The Al Frank Fund
Schedule of Investments at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 97.01%	Market Value

	Advanced Industrial Equipment: 0.64%
76,200	O.I. Corp.*	$ 819,150
80,000	The Lamson & Sessions Co.*	796,000
		1,615,150

	Advanced Medical Devices: 0.69%
37,650	Bio-logic Systems Corp.*	255,267
273,300	Cathay Merchant Group, Inc.*	153,048
15,074	Utah Medical Products, Inc.	331,628
75,000	Vascular Solutions, Inc.*	678,750
13,000	VISX, Inc.*	304,720
		1,723,413

	Aerospace & Defense: 3.52%
24,100	AAR Corp.*	327,760
40,000	BE Aerospace, Inc.*	480,000
40,000	Ducommun, Inc.*	800,000
50,000	Kaman Corp. - Class A	622,500
129,900	LMI Aerospace, Inc.*	704,058
22,000	Lockheed Martin Corp.	1,343,320
115,000	Orbit International Corp.*	1,053,400
12,300	Pemco Aviation Group, Inc.*	325,827
15,000	Raytheon Co.	580,500
110,700	SIFCO Industries, Inc.*	492,615
50,000	The Allied Defense Group, Inc.*	1,224,500
15,500	The Boeing Co.	906,130
		8,860,610

	Airlines: 0.82%
22,000	Air France ADR	395,560
80,000	Airtran Holdings, Inc.*	724,000
75,000	Mesa Air Group, Inc.*	525,000
175,000	Midwest Express Holdings, Inc.*	420,000
		2,064,560

	Aluminum: 0.40%
33,000	Alcoa, Inc.	1,002,870

	Automobile Manufacturers: 0.93%
20,000	DaimlerChrysler AG#	894,400
70,000	Ford Motor Co.	793,100
22,000	General Motors Corp.	646,580
		2,334,080

	Automobile Parts & Equipment: 0.99%
35,000	ArvinMeritor, Inc.	541,450
23,000	Cooper Tire & Rubber Co.	422,280
80,000	Dura Automotive Systems, Inc.*	385,600
60,000	The Goodyear Tire & Rubber Co.*	801,000
60,000	Visteon Corp.*	342,600
		2,492,930

	Banks: 1.76%
20,000	Bank of America Corp.	882,000
20,000	BankAtlantic Bancorp, Inc. - Class A	348,000
102,480	BFC Financial Corp. - Class A*	968,436
38,000	Capstead Mortgage Corp.	324,900
18,000	Citigroup, Inc.	808,920
13,200	JPMorgan Chase & Co.	456,720
12,500	National City Corp.	418,750
10,000	Sovereign Bancorp, Inc.	221,600
		4,429,326

	Brokerages: 0.67%
10,000	Lehman Brothers Holdings, Inc.	941,600
7,500	The Bear Stearns Companies, Inc.	749,250
		1,690,850

	Building Materials: 1.45%
20,000	Ameron International Corp.	720,000
100,000	Huttig Building Products, Inc.*	1,093,000
17,000	International Aluminum Corp.	564,570
40,000	JLG Industries, Inc.	862,000
440,000	Smith-Midland Corp.*^	409,200
		3,648,770

	Business Services: 3.21%
40,000	Ambassadors International, Inc.	561,240
260,000	Analysts International Corp.*	941,200
150,000	Computer Horizons Corp.*	547,500
110,000	Edgewater Technology, Inc.*	459,800
151,100	HealthStream, Inc.*	421,569
90,000	Insweb Corp.*	256,500
4,207	Manpower, Inc.	183,089
30,000	MasTec, Inc.*	246,300
125,000	Onvia.com, Inc.*	638,750
49,630	Quotesmith.com, Inc.*	232,368
500,000	Technology Solutions Co.*	505,000
210,000	Traffix, Inc.	1,060,500
98,823	ValueClick, Inc.*	1,048,512
116,800	Vicon Industries, Inc.*	379,600
200,000	Zomax, Inc.*	596,000
		8,077,928

	Casinos & Casino Equipment: 0.11%
30,000	Alliance Gaming Corp.*	287,700

	Chemicals, Commodity: 0.84%
15,000	E.I. Du Pont de Nemours and Co.	768,600
60,000	Olin Corp.	1,338,000
		2,106,600

	Chemicals, Specialty: 1.32%
15,000	Octel Corp.	277,950
20,000	OM Group, Inc.*	608,400
10,500	Spartech Corp.	208,425
25,000	The Mosaic Co.*	426,500
125,000	Wellman, Inc.	1,807,500
		3,328,775

	Clothing/Fabrics: 2.42%
25,000	Delta Apparel, Inc.	740,000
22,500	Haggar Corp.	454,275
120,000	Hartmarx Corp.*	1,144,800
10,000	Kellwood Co.	287,900
10,000	Oxford Industries, Inc.	365,900
84,850	Quaker Fabric Corp.	275,762
40,000	Quiksilver, Inc.*	1,161,200
35,000	Russell Corp.	632,800
305,000	Unifi, Inc.*	1,021,750
		6,084,387

	Communications Technology: 4.46%
150,000	3Com Corp.*	534,000
45,000	Andrew Corp.*	526,950
150,000	APA Enterprises, Inc.*	211,500
150,000	Avanex Corp.*	195,000
115,000	Avici Systems, Inc.*	494,385
241,000	Blonder Tongue Laboratories, Inc.*	872,420
65,000	Communications Systems, Inc.	741,000
30,000	Comverse Technology, Inc.*	756,600
230,000	deltathree, Inc. - Class A*	885,500
66,600	Digi International, Inc.*	913,752
475,000	Forgent Networks, Inc.*	1,007,000
150,000	Net2Phone, Inc.*	241,500
65,000	Network Equipment Technologies, Inc.*	365,950
75,000	Novell, Inc.*	447,000
28,000	Polycom, Inc.*	474,600
100,000	Stratos International, Inc.*	435,000
27,609	Symmetricom, Inc.*	306,184
125,000	Tellabs, Inc.*	912,500
355,000	TII Network Technologies, Inc.*	684,795
60,000	TriQuint Semiconductor, Inc.*	202,800
		11,208,436

	Computers/Hardware: 2.82%
45,000	AU Optronics Corp. ADR	659,700
20,000	Apple Computer, Inc.*	833,400
40,000	Computer Network Technology Corp.*	184,800
175,000	Gateway, Inc.*	705,250
30,000	Hewlett Packard Co.	658,200
100,000	InFocus Corp.*	574,000
120,000	Optimal Group, Inc. - Class A*#	2,181,600
25,000	SanDisk Corp.*	695,000
150,000	Sun Microsystems, Inc.*	606,000
		7,097,950

	Consumer Services: 0.05%
4,000	SINA Corp.* #	124,240

	Containers & Packaging: 0.82%
80,000	American Biltrite, Inc.*	900,000
51,250	Rock of Ages Corp.	338,250
150,000	Rotonics Manufacturing, Inc.	810,000
		2,048,250

	Cosmetics/Personal Care: 0.11%
10,000	Helen of Troy Ltd.* #	273,800

	Credit Cards: 0.69%
22,000	MBNA Corp.	540,100
70,000	Providian Financial Corp. *	1,201,200
		1,741,300

	Data Storage/Disk Drives: 1.28%
120,000	Adaptec, Inc.*	574,800
170,000	Innovex, Inc.*	600,100
75,000	Iomega Corp.*	321,750
25,000	Storage Technology Corp.*	770,000
75,000	Western Digital Corp.*	956,250
		3,222,900

	Electrical Components & Equipment: 1.72%
31,000	American Power Conversion Corp.	809,410
50,000	AVX Corp.	612,500
25,000	C&D Technologies, Inc.	251,250
125,000	Fedders Corp.	347,500
55,000	Frequency Electronics, Inc.	586,300
50,000	Kemet Corp.*	387,500
40,000	OSI Systems, Inc.*	700,400
50,000	Vishay Intertechnology, Inc.*	621,500
		4,316,360

	Electronic Manufacturing Services: 0.79%
40,000	Flextronics International LTD*#	481,600
25,000	Nam Tai Electronics, Inc. #	665,000
60,000	Sanmina - SCI Corp.*	313,200
150,000	Solectron Corp.*	520,500
		1,980,300

	Fiber Optic Components: 0.42%
319,900	Alliance Fiber Optic Products, Inc.*	309,983
75,000	Bookham, Inc.*	239,250
45,000	Corning, Inc.*	500,850
		1,050,083

	Financial Services, Diversified: 0.62%
10,000	Fannie Mae	544,500
20,000	H & R Block, Inc.	1,011,600
		1,556,100

	Fixed Line Communications: 0.99%
175,000	ADC Telecommunications, Inc.*	348,250
60,000	Endwave Corp.*	1,425,600
30,000	SBC Communications, Inc.	710,700
		2,484,550

	Food Manufacturers: 0.82%
45,000	Archer-Daniels-Midland Co.	1,106,100
43,000	Sara Lee Corp.	952,880
		2,058,980

	Food Retailers: 0.16%
20,000	Albertson's, Inc.	413,000

	Footwear: 0.80%
7,500	Deckers Outdoor Corp.*	268,050
30,000	Saucony, Inc. - Class B	687,600
21,000	Steven Madden, Ltd.*	350,490
10,000	The Timberland Co. - Class A*	709,300
		2,015,440

	Forest Products: 0.45%
14,500	Georgia-Pacific Corp.	514,605
35,000	Pope & Talbot, Inc.	615,300
		1,129,905

	Healthcare Providers: 3.34%
25,000	Aetna, Inc.	1,873,750
95,000	American Shared Hospital Services	517,750
45,000	Curative Health Services, Inc.*	153,000
20,000	HCA, Inc.	1,071,400
50,000	Humana, Inc.*	1,597,000
20,000	PacifiCare Health Systems, Inc.*	1,138,400
60,000	Res-Care, Inc.*	750,600
61,000	United American Healthcare Corp.*	351,970
10,000	UnitedHealth Group, Inc.	953,800
		8,407,670

	Heavy Construction: 0.24%
172,300	Williams Industries, Inc.*	606,496

	Heavy Machinery: 0.01%
8,600	Katy Industries, Inc.*	32,680

	Home Construction: 6.91%
36,000	Beazer Homes USA, Inc.	1,794,960
20,000	Cavco Industries, Inc.*	483,620
22,500	Centex Corp.	1,288,575
46,666	D.R. Horton, Inc.	1,364,514
27,500	Hovanian Enterprises, Inc. - Class A*	1,402,500
14,000	KB Home	1,644,440
20,000	Lennar Corp. - Class A	1,133,600
5,200	M.D.C. Holdings, Inc.	362,180
35,000	Orleans Homebuilders, Inc.	643,650
20,000	Pulte Homes, Inc.	1,472,600
25,000	Ryland Group, Inc.	1,550,500
20,000	Standard Pacific Corp.	1,443,800
23,000	Toll Brothers, Inc.*	1,813,550
32,500	WCI Communities, Inc.*	977,600
		17,376,089

	Home Furnishings: 0.77%
80,000	Applica, Inc.*	404,800
32,700	Chromcraft Revington, Inc.*	448,644
6,000	Craftmade International, Inc.	132,414
33,896	The Dixie Group, Inc.*	536,235
6,000	Whirlpool Corp.	406,380
		1,928,473

	House, Durable: 0.51%
45,000	Department 56, Inc.*	785,700
71,200	Global-Tech Appliances, Inc.*#	496,976
		1,282,676

	House, Non-Durable: 0.12%
7,000	Central Garden & Pet Co.*	307,020

	Industrial Diversified: 0.43%
35,000	McRae Industries, Inc. - Class A	398,300
44,900	P & F Industries, Inc. - Class A*	676,194
		1,074,494

	Industrial Services & Distributors: 0.70%
30,000	Avnet, Inc.*	552,600
75,000	Nu Horizons Electronics Corp.*	536,250
50,908	Spectrum Control, Inc.*	380,283
75,000	Trio-Tech International*	283,125
		1,752,258

	Insurance, Full Line: 0.27%
10,000	Hartford Financial Services Group, Inc.	685,600

	Insurance, Life: 0.48%
2,500	National Western Life Insurance Co. - Class A*	427,350
45,000	UnumProvident Corp.	765,900
		1,193,250

	Insurance, Property & Casualty: 1.80%
20,000	Merchants Group, Inc.	487,000
10,500	MGIC Investment Corp.	647,535
30,000	PXRE Group LTD.#	769,500
11,500	Radian Group, Inc.	549,010
25,000	RTW, Inc.*	262,500
20,000	The Allstate Corp.	1,081,200
20,000	The St. Paul Travelers Companies, Inc.	734,600
		4,531,345

	Marine Transportation/Shipping (Non-energy): 0.42%
57,500	Sea Containers Ltd. - Class A#	1,049,950

	Medical Supplies: 0.88%
25,000	Baxter International, Inc.	849,500
36,000	McKesson Corp.	1,359,000
		2,208,500

	Merchant Energy Providers: 0.14%
125,000	Calpine Corp.*	350,000

	Natural Gas: 0.18%
30,000	KCS Energy, Inc.*	460,800

	Oil, Equipment & Services: 2.01%
70,000	Key Energy Services, Inc.*	802,900
40,000	Maverick Tube Corp.*	1,300,400
30,000	Oceaneering International, Inc.*	1,125,000
20,000	Offshore Logistics, Inc.*	666,400
30,000	Tidewater Inc.	1,165,800
		5,060,500

	Oil, Exploration & Production/Drilling: 1.73%
35,000	GlobalSantaFe Corp.#	1,296,400
18,000	Nabors Industries, Ltd.* #	1,064,520
10,000	Rowan Companies, Inc.*	299,300
33,000	Transocean, Inc.*#	1,698,180
		4,358,400

	Oil, Integrated Majors: 1.09%
17,500	Anadarko Petroleum Corp.	1,331,750
30,000	Marathon Oil Corp.	1,407,600
		2,739,350

	Oil, Refiners: 2.75%
55,000	Giant Industries, Inc.*	1,413,500
40,000	Holly Corp.	1,490,800
45,000	Tesoro Petroleum Corp.*	1,665,900
32,000	Valero Energy Corp.	2,344,640
		6,914,840

	Oil, Secondary: 0.74%
10,000	Apache Corp.	612,300
40,000	Vintage Petroleum, Inc.	1,258,400
		1,870,700

	Oil, Transportation/Shipping: 2.24%
12,500	Frontline LTD.#	612,500
10,000	Nordic American Tanker Shipping LTD.#	474,500
90,000	OMI Corp.#	1,723,500
15,000	Overseas Shipholding Group, Inc.	943,650
4,375	Ship Finance International Ltd.#	88,813
20,000	Teekay Shipping Corp. #	899,000
20,000	Tsakos Energy Navigation LTD.#	880,600
		5,622,563

	Other Non-Ferrous: 0.64%
20,000	Inco, Ltd.*#	796,000
8,000	Phelps Dodge Corp.	813,840
		1,609,840

	Paper Products: 0.25%
17,000	International Paper Co.	625,430

	Pharmaceuticals: 2.31%
15,000	Abbott Laboratories	699,300
22,000	Bristol-Myers Squibb Co.	560,120
6,000	Eli Lilly & Co.	312,600
8,000	Forest Laboratories, Inc.*	295,600
18,500	Johnson & Johnson	1,242,460
50,000	King Pharmaceuticals, Inc.*	415,500
20,000	Merck & Co. Inc.	647,400
30,000	Pfizer, Inc.	788,100
20,000	Wyeth	843,600
		5,804,680

	Pollution Control/Waste Management: 0.89%
90,000	Aleris International, Inc.*	2,245,500

	Precious Metals: 0.26%
65,000	Stillwater Mining Co.*	640,250

	Railroads: 1.51%
32,000	CSX Corp.	1,332,800
40,000	Norfolk Southern Corp.	1,482,000
14,000	Union Pacific Corp.	975,800
		3,790,600

	Real Estate Investment: 0.36%
60,000	HRPT Properties Trust	714,600
130,000	Jameson Inns, Inc.*	191,100
		905,700

	Recreational Products: 1.70%
50,000	Action Performance Companies, Inc.*	661,500
15,000	Brunswick Corp.	702,750
30,000	Callaway Golf Co.	384,000
150,000	Concord Camera Corp.*	271,500
20,000	Eastman Kodak Co.	651,000
30,000	K2, Inc.*	412,500
50,000	The Nautilus Group, Inc.	1,188,000
		4,271,250

	Restaurants: 0.29%
25,000	Landry's Restaurants, Inc.	723,000

	Retailers, Apparel: 2.07%
28,000	Abercrombie & Fitch Co. - Class A	1,602,720
50,000	American Eagle Outfitters, Inc.	1,477,500
25,000	AnnTaylor Stores Corp.*	639,750
20,000	Burlington Coat Factory Warehouse Corp.	574,000
100,000	Goody's Family Clothing, Inc.	903,000
		5,196,970

	Retailers, Broadline: 0.61%
24,000	J. C. Penney Company, Inc.	1,246,080
5,000	Nordstrom, Inc.	276,900
		1,522,980

	Retailers, Specialty: 2.68%
35,000	AutoNation, Inc.*	662,900
25,000	Claire's Stores, Inc.	576,000
25,000	Jo-Ann Stores, Inc. - Class B*	702,250
30,000	Michaels Stores, Inc.	1,089,000
16,000	OfficeMax, Inc.	536,000
8,000	TBC Corp.*	222,880
29,000	The Home Depot, Inc.	1,108,960
60,000	Toys "R" Us, Inc.*	1,545,600
20,000	Trans World Entertainment Corp.*	294,600
		6,738,190

	Savings & Loans: 1.15%
15,000	Countrywide Financial Corp.	486,900
16,000	FirstFed Financial Corp.*	816,160
4,000	Golden West Financial Corp.	242,000
26,840	PVF Capital Corp.	352,946
25,000	Washington Mutual, Inc.	987,500
		2,885,506

	Semiconductor, Capital Equipment: 2.85%
130,000	Aetrium, Inc.*	364,000
35,000	Brooks Automation, Inc.*	531,300
40,000	Cohu, Inc.	638,000
50,000	Credence Systems Corp.*	395,500
75,000	Electroglas, Inc.*	296,250
90,000	Kulicke and Soffa Industries, Inc.*	566,100
37,500	Lam Research Corp.*	1,082,250
60,000	Mattson Technology, Inc.*	476,400
25,000	Novellus Systems, Inc.*	668,250
25,000	Teradyne, Inc.*	365,000
35,976	Ultratech, Inc.*	525,249
23,000	Varian Semiconductor Equipment Associates, Inc.*	874,230
25,000	Veeco Instruments, Inc.*	376,250
		7,158,779

	Semiconductor, Graphics Chips: 0.81%
60,000	ESS Technology, Inc.*	316,200
30,000	NVIDIA Corp.*	712,800
40,001	Trident Microsystems, Inc.*	707,218
163,900	Tvia, Inc.*	229,460
205,288	Vialta, Inc. - Class A*	69,387
		2,035,065

	Semiconductor, Microprocessors: 3.24%
70,000	Advanced Micro Devices, Inc.*	1,128,400
150,000	Atmel Corp.*	442,500
30,000	Cypress Semiconductor Corp.*	378,000
80,000	Dataram Corp.*	375,680
45,600	Diodes, Inc.*	1,237,128
115,000	Integrated Silicon Solution, Inc.*	770,500
20,000	International Rectifier Corp.*	910,000
60,000	Micron Technology, Inc.*	620,400
40,000	National Semiconductor Corp.	824,400
60,000	Silicon Storage Technology, Inc.*	223,200
20,000	Siliconix, Inc.*	705,600
21,000	Texas Instruments, Inc.	535,290
		8,151,098

	Semiconductor, Programmable Logic Devices: 0.60%
42,500	Genesis Microchip, Inc.*	614,125
75,000	Integrated Device Tech, Inc.*	902,250
		1,516,375

	Software: 4.74%
100,000	ActivCard Corp.*	635,000
170,500	American Software, Inc. - Class A	1,106,545
165,000	Apropos Technology, Inc.*	495,000
35,000	Ascential Software Corp.*	648,550
29,500	Aspect Communications Corp.*	307,095
170,000	Blue Martini Software, Inc.*	664,700
53,100	CAM Commerce Solutions, Inc.*	836,325
100,000	Captaris, Inc.*	405,000
16,000	Click Commerce, Inc.*	228,320
145,000	Compuware Corp.*	1,044,000
40,000	Electronics for Imaging, Inc.*	713,600
85,000	iPass, Inc.*	520,200
100,000	Keynote Systems, Inc.*	1,187,000
75,000	Napster, Inc.*	488,250
65,000	NetManage, Inc.*	429,650
290,000	Peerless Systems Corp.*	658,300
155,000	Quovadx, Inc.*	478,950
20,000	SafeNet, Inc.*	586,200
100,000	Selectica, Inc.*	322,000
25,000	SonicWALL, Inc.*	127,250
200,000	VIA NET.WORKS, Inc.*	40,000
		11,921,935

	Steel: 0.76%
70,000	Ryerson Tull, Inc.	886,900
20,000	United States Steel Corp.	1,017,000
		1,903,900

	Tobacco: 1.18%
10,000	Altria Group, Inc.	653,900
90,000	Dimon, Inc.	562,500
13,500	Reynolds American, Inc.	1,087,965
13,000	UST, Inc.	672,100
		2,976,465

	Toys: 1.54%
25,000	Hasbro, Inc.	511,250
60,000	Mattel, Inc.	1,281,000
41,291	The Topps Co.	380,290
60,000	THQ, Inc.*	1,688,400
		3,860,940

	Transportation Equipment: 0.20%
18,000	Trinity Industries, Inc.	507,060

	Trucking: 0.45%
15,000	Arkansas Best Corp.	566,700
9,500	Yellow Roadway Corp.*	556,130
		1,122,830

	Wireless Communications: 1.39%
75,000	Brightpoint, Inc.*	1,404,750
27,500	Nextel Communications, Inc.*	781,550
40,000	Nokia Corp. ADR	617,200
93,333	Vyyo, Inc.*	693,464
		3,496,964

	Total Common Stocks (Cost $193,945,510)	$ 243,894,504

	WARRANTS: 0.01%

20,000	Air France ADR*
	Expiration July 2005, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	17,600

Shares	SHORT-TERM INVESTMENTS: 2.96%

	Money Market Funds: 2.96%
2,776,333	Dreyfus Treasury Prime Cash Management - Investor Class	2,776,333
4,671,475	SEI Daily Income Treasury Government - Class B	4,671,475
		7,447,808

	Total Short-Term Investments (Cost $7,447,808)	$ 7,447,808

	Total Investments in Securities (Cost $201,412,070): 99.98%	251,359,912
	Assets in Excess of Liabilities: 0.02%	61,066
	Net Assets: 100.00%	$ 251,420,978

* Non-income producing security.
# U.S. security of a foreign issuer.
^Affiliated Company; the fund owns 5% or more of the outstanding voting securities of the issuer.
ADR - American Depositary Receipt

See Accompanying Notes to Financial Statements.

The Al Frank Dividend Value Fund
Schedule of Investments at March 31, 2005 (Unaudited)

Shares	COMMON STOCKS: 93.20%	Market Value

	Aerospace & Defense: 1.75%
11,000	Kaman Corp. - Class A	$ 136,950
2,000	Lockheed Martin Corp.	122,120
2,300	The Boeing Co.	134,458
		393,528

	Airlines: 0.53%
6,500	SkyWest, Inc.	120,835

	Aluminum: 1.13%
4,500	Alcoa, Inc.	136,755
26,000	Empire Resources, Inc.	117,390
		254,145

	Automobile Manufacturers: 1.19%
12,000	Ford Motor Co.	135,960
4,500	General Motors Corp.	132,255
		268,215

	Automobile Parts & Equipment: 1.63%
7,000	ArvinMeritor, Inc.	108,290
5,500	Cooper Tire & Rubber Co.	100,980
8,500	Delphi Corp.	38,080
4,500	Superior Industries International, Inc.	118,845
		366,195

	Banks: 3.35%
3,000	Bank of America Corp.	132,300
13,000	Capstead Mortgage Corp.	111,150
2,700	Citigroup, Inc.	121,338
3,000	Fifth Third Bancorp	128,940
3,700	JPMorgan Chase & Co.	128,020
4,000	National City Corp.	134,000
		755,748

	Beverages: 0.50%
2,400	Anheuser-Busch Companies, Inc.	113,736

	Brokerages: 2.16%
1,400	Lehman Brothers Holdings, Inc.	131,824
2,000	Merrill Lynch & Co., Inc.	113,200
2,000	Morgan Stanley	114,500
1,150	The Goldman Sachs Group, Inc.	126,489
		486,013

	Building Materials: 0.72%
1,300	Ameron International Corp.	46,800
3,500	International Aluminum Corp.	116,235
		163,035

	Business Services: 1.62%
9,300	Ambassadors International, Inc.	130,488
11,000	IKON Office Solutions, Inc.	108,790
25,000	Traffix, Inc.	126,250
		365,528

	Chemicals, Commodity: 1.81%
2,700	E.I. Du Pont de Nemours and Co.	138,348
6,000	Olin Corp.	133,800
2,700	The Dow Chemical Co.	134,595
		406,743

	Chemicals, Specialty: 0.71%
11,000	Wellman, Inc.	159,060

	Clothing/Fabrics: 2.96%
5,300	Delta Apparel, Inc.	156,880
7,500	Haggar Corp.	151,425
4,000	Kellwood Co.	115,160
4,000	Kenneth Cole Productions, Inc.	116,560
7,000	Russell Corp.	126,560
		666,585

	Communications Technology: 1.08%
7,000	ADTRAN, Inc.	123,480
8,000	Motorola, Inc.	119,760
		243,240

	Computers/Hardware: 1.22%
9,800	AU Optronics Corp. ADR	143,668
6,000	Hewlett Packard Co.	131,640
		275,308

	Credit Cards: 0.55%
5,000	MBNA Corp.	122,750

	Data Storage/Disk Drives: 0.54%
6,200	Seagate Technology*#	121,210

	Electrical Components & Equipment: 2.65%
4,900	American Power Conversion Corp.	127,939
9,700	AVX Corp.	118,825
12,000	C&D Technologies, Inc.	120,600
40,000	Fedders Corp.	111,200
11,000	Frequency Electronics, Inc.	117,260
		595,824
	Electronic Manufacturing Services: 1.19%
5,700	Nam Tai Electronics, Inc. #	151,620
45,000	Wireless Telecom Group, Inc.	117,000
		268,620

	Financial Services, Diversified: 1.12%
2,300	Fannie Mae	125,235
2,500	H & R Block, Inc.	126,450
		251,685

	Fixed Line Communications: 1.36%
4,500	AT&T Corp.	84,375
4,300	BellSouth Corp.	113,047
4,600	SBC Communications, Inc.	108,974
		306,396

	Food Manufacturers: 1.00%
4,600	Archer-Daniels-Midland Co.	113,068
5,100	Sara Lee Corp.	113,016
		226,084

	Food Retailers: 0.47%
5,100	Albertson's, Inc.	105,315

	Footwear: 0.51%
2,600	Reebok International LTD.	115,180

	Healthcare Providers: 0.71%
3,000	HCA, Inc.	160,710

	Heavy Machinery: 1.62%
1,300	Caterpillar, Inc.	118,872
2,000	Deere & Co.	134,260
4,000	Trinity Industries, Inc.	112,680
		365,812

	Home Construction: 4.59%
2,500	Beazer Homes USA, Inc.	124,650
4,400	D.R. Horton, Inc.	128,656
950	KB Home	111,587
2,700	Lennar Corp. - Class A	153,036
1,950	M.D.C. Holdings, Inc,	135,818
6,000	Orleans Homebuilders, Inc.	110,340
1,900	Ryland Group, Inc.	117,838
2,100	Standard Pacific Corp.	151,599
		1,033,524

	Home Furnishings: 1.13%
9,000	Maytag Corp.	125,730
3,200	National Presto Industries, Inc.	128,960
		254,690

	House, Durable: 0.52%
5,300	Newell Rubbermaid, Inc.	116,282

	House, Non-Durable: 0.51%
2,200	Colgate-Palmolive Co.	114,774

	Industrial Diversified: 0.48%
2,500	SPX Corp.	108,200

	Industrial Services & Distributors: 0.55%
5,000	Cognex Corp.	124,400

	Insurance, Full Line: 1.55%
1,800	Hartford Financial Services Group, Inc.	123,408
2,040	MBIA, Inc.	106,651
1,500	The Chubb Corp.	118,905
		348,964

	Insurance, Life: 0.49%
6,500	UnumProvident Corp.	110,630

	Insurance, Property & Casualty: 3.32%
3,900	American Financial Group, Inc.	120,120
3,300	Endurance Specialty Holdings Ltd.#	124,872
5,000	PXRE Group LTD.#	128,250
2,400	The Allstate Corp.	129,744
3,300	The St. Paul Travelers Companies, Inc.	121,209
2,500	W.R. Berkley Corp.	124,000
		748,195

	IT Services: 0.58%
6,000	Sabre Holdings Corp.	131,280

	Marine Transportation/Shipping (Non-energy): 1.56%
2,000	Overseas Shipbuilding Group, Inc.	125,820
6,500	Sea Containers Ltd. - Class A#	118,690
5,250	Ship Finance International LTD#	106,575
		351,085

	Medical Supplies: 1.78%
2,800	Abbott Laboratories	130,536
3,500	Baxter International, Inc.	118,930
4,000	McKesson Corp.	151,000
		400,466

	Mortgage Finance: 1.60%
5,500	Doral Financial Corp.#	120,395
3,400	IndyMac Bancorp, Inc.	115,600
2,000	MGIC Investment Corp.	123,340
		359,335

	Oil, Equipment & Services: 0.52%
3,000	Tidewater Inc.	116,580

	Oil, Exploration & Production/Drilling: 0.54%
3,300	GlobalSantaFe Corp.#	122,232

	Oil, Integrated Majors: 3.07%
1,700	Anadarko Petroleum Corp.	129,370
2,200	ChevronTexaco Corp.	128,282
1,400	ConocoPhillips	150,976
2,400	Exxon Mobil Corp.	143,040
3,000	Marathon Oil Corp.	140,760
		692,428

	Oil, Refiners: 0.88%
2,700	Valero Energy Corp.	197,829

	Oil, Secondary: 3.17%
2,400	Apache Corp.	146,952
2,000	Ashland, Inc.	134,940
3,100	Devon Energy Corp.	148,025
2,000	Kerr-McGee Corp.	156,660
2,600	Pogo Producing Co.	128,024
		714,601

	Oil, Transportation/Shipping: 2.95%
2,500	Frontline LTD.#	122,500
3,200	Nordic American Tanker Shipping LTD.#	151,840
6,500	OMI Corp.#	124,475
2,500	Teekay Shipping Corp.#	112,375
3,500	Tsakos Energy Navigation LTD.#	154,105
		665,295

	Paper Products: 0.57%
3,500	International Paper Co.	128,765

	Pharmaceuticals: 4.49%
5,050	Bristol-Myers Squibb Co.	128,573
2,500	Eli Lilly & Co.	130,250
1,900	Johnson & Johnson	127,604
3,900	Merck & Co. Inc.	126,243
7,500	Mylan Laboratories, Inc.	132,900
2,500	Novartis AG ADR	116,950
5,000	Pfizer, Inc.	131,350
2,800	Wyeth	118,104
		1,011,974

	Railroads: 2.32%
2,500	Burlington Northern Santa Fe Corp.	134,825
3,200	CSX Corp.	133,280
3,500	Norfolk Southern Corp.	129,675
1,800	Union Pacific Corp.	125,460
		523,240

	Recreational Products: 1.61%
9,000	Callaway Golf Co.	115,200
5,000	International Game Technology	133,300
4,000	The Walt Disney Co.	114,920
		363,420

	Restaurants: 0.51%
3,700	McDonald's Corp.	115,218

	Retailers, Apparel: 1.85%
13,500	Goody's Family Clothing, Inc.	121,905
6,800	The Finish Line, Inc.	157,420
4,300	The Talbots, Inc.	137,514
		416,839

	Retailers, Broadline: 2.33%
4,100	Family Dollar Stores, Inc.	124,476
2,600	J. C. Penney Company, Inc.	134,992
4,200	May Department Stores Co.	155,484
2,000	Nordstrom, Inc.	110,760
		525,712

	Retailers, Specialty: 3.98%
2,500	Best Buy Co., Inc.	135,025
8,500	Circuit City Stores, Inc.	136,425
5,500	Claire's Stores, Inc.	126,720
3,900	OfficeMax, Inc.	130,650
5,500	The Gap, Inc.	120,120
3,500	The Home Depot, Inc.	133,840
6,500	The Pep Boys - Manny, Moe & Jack	114,270
		897,050

	Savings & Loans: 1.07%
3,800	Countrywide Financial Corp.	123,348
3,000	Washington Mutual, Inc.	118,500
		241,848

	Semiconductor, Capital Equipment: 2.07%
3,200	Analog Devices, Inc.	115,648
7,200	Applied Materials, Inc.	117,000
7,500	Cohu, Inc.	119,625
2,500	KLA-Tencor Corp.	115,025
		467,298

	Semiconductor, Microprocessors: 1.82%
5,600	Intel Corp.	130,088
7,100	National Semiconductor Corp.	146,331
5,200	Texas Instruments, Inc.	132,548
		408,967

	Semiconductor, Programmable Logic Devices: 1.06%
3,000	Maxim Integrated Products, Inc.	122,610
4,000	Xilinx, Inc.	116,920
		239,530

	Soft Drinks: 0.56%
3,000	The Coca-Cola Co.	125,010

	Software: 1.20%
23,000	American Software, Inc. - Class A	149,270
5,000	Microsoft Corp.	120,850
		270,120

	Steel: 1.64%
2,000	Nucor Corp.	115,120
10,000	Ryerson Tull, Inc.	126,700
2,500	United States Steel Corp.	127,125
		368,945

	Tobacco: 1.07%
1,675	Altria Group, Inc.	109,528
21,000	Dimon, Inc.	131,250
		240,778

	Toys: 0.60%
6,300	Mattel, Inc.	134,505

	Wireless Communications: 0.58%
8,400	Nokia Corp. ADR	129,612

	Total Common Stocks (Cost $19,663,412)	$ 20,997,121

Shares	SHORT-TERM INVESTMENTS: 8.20%

	Money Market Funds: 8.20%
1,846,748	SEI Daily Income Treasury Government - Class B	1,846,748

	Total Short-Term Investments (Cost $1,846,748)	$ 1,846,748

	Total Investments in Securities (Cost $21,510,160): 101.40%	22,843,869
	Liabilities in Excess of Cash and Other Assets: (1.40%)	(315,342)
	Net Assets: 100.00%	$ 22,528,527

* Non-income producing security.
# U.S. security of a foreign issuer.
ADR - American Depositary Receipt

See Accompanying Notes to Financial Statements.

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.]

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/ Eric M. Banhazl
                                                  Eric M. Banhazl, President
Date  5/26/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
                                                    Eric M. Banhazl, President
                Date 5/26/05
By (Signature and Title)*  /s/ Douglas G. Hess
                                                    Douglas G. Hess, Treasurer
                Date  5/31/2005

* Print the name and title of each signing officer under his or her signature.